Schedule of Warrant Derivative Liability (Details) - Warrants [member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 472,899	$ 1,804,572
Warrants issued during the period		621,500
Warrant extinguished during the period		(479,535)
Change in fair value of derivative	568,773	(1,473,638)
Effect of change in functional currency	(309,737)
Foreign exchange difference	9,804
End of the period	$ 741,739	$ 472,899